Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064
333-179272
333-183060

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Separate Account VLI-2

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 4

dated July 8, 2014 to the

Intelligent Life® VUL and Survivorship VUL Prospectus

dated May 1, 2014, as supplemented April 24, 2014, May 1, 2014, and May 13, 2014

Intelligent Variable Annuity® Prospectus

dated May 1, 2014, as supplemented May 1, 2014

M Intelligent VUL Prospectus

dated May 1, 2014 as supplemented April 24, 2014

M Intelligent Survivorship VUL Prospectus

dated May 1, 2014 as supplemented April 24, 2014

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

Prudential Series Fund Natural Resources Portfolio

The Prudential Series Fund Natural Resources Portfolio changed their annual portfolio operating expenses effective 07/01/2014 in the following prospectuses:

Intelligent Life VUL & Intelligent Life Survivorship VUL

Intelligent Variable Annuity

M Intelligent VUL

M Intelligent Survivorship VUL

Portfolio	Management Fees	Distribution (12b-1) or Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Prudential Series Fund — Natural Resources Portfolio — Class II	0.45%	0.25%	0.21%	0.00%	0.91%	-0.05%[1]	0.86%

[1]

Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.05% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this waiver after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

For more information about these changes and about the portfolios in general, refer to the Prudential Series Fund prospectus.

A14439 (07/14)